Note 2 - Significant Accounting Policies and Recent Accounting Pronouncements (Details Textual) - USD ($) $ in Thousands	Jan. 01, 2020	Jun. 30, 2020	Dec. 31, 2019
Retained Earnings (Accumulated Deficit), Ending Balance		$ (22,289)	$ 60,578
Debt Securities [Member]
Other than Temporary Impairment Losses, Investments, Total	$ 543
Accounting Standards Update 2016-13 [Member] | Debt Securities [Member] | Zim 3.0% Series 1 Notes Due 2023 [Member]
Other than Temporary Impairment Losses, Investments, Total	543
Accounting Standards Update 2016-13 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Retained Earnings (Accumulated Deficit), Ending Balance	$ (543)